SUPPLEMENT DATED JANUARY 27, 2009
TO

PROSPECTUS DATED MAY 1, 2008
FOR FUTURITY II

PROSPECTUS DATED JULY 18, 2006
FOR FUTURITY FOCUS

AND PROSPECTUSES DATED MAY 1, 2006
FOR FUTURITY ACCOLADE AND FUTURITY

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

Allianz Global Investors Fund Management LLC is the new investment adviser for the OpCap Portfolios replacing OpCap Advisors LLC; NACM Small Cap Portfolio (sub-advised by Nicholas-Applegate Capital Management LLC).

Please retain this supplement with your prospectus for future reference.

Futurity II, Focus, Accolade, Futurity 01/09